Retirement Benefit Plans - Summary of Amounts Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ (452)	£ (1,328)	£ (873)
Actuarial (gains)/losses arising from changes in demographic assumptions	(17)	34	42
Actuarial gains arising from experience adjustments	(19)	(141)	(40)
Actuarial (gains)/losses arising from changes in financial assumptions	(775)	1,940	1,394
Pension remeasurement	£ (1,263)	£ 505	£ 523